INVESTMENTS IN ASSOCIATES AND JOINT VENTURES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of investments in associates and joint ventures [Abstract]
Disclosure Of Detailed Information about Investment In Associates And Joint Ventures [Text Block]

The detail of the investments in associates and joint ventures is as follows:

	December 31, 2018		December 31, 2017
Associates	Ps.	975,032	Ps.	925,823
Joint ventures		7,711		117,191
Total	Ps.	982,743	Ps.	1,043,014

Disclosure of interests in associates [text block]

The following table shows the balances of each investment in associates and joint ventures as of December 31, 2018 and 2017, and Grupo Aval’s ownership interest percentage in those entities:

	December 31, 2018			December 31, 2017
	Ownership	Book		Ownership	Book
	interest	value		interest	value
Associates
A.C.H Colombia S.A.	34%	Ps.	14,010	34%	Ps.	12,357
Redeban Multicolor S.A.	20%		20,508	20%		19,529
Credibanco	25%		195,157	25%		196,071
Aerocali S.A.	50%		19,157	50%		17,633
Colombiana de Extrusión S.A. Extrucol	30%		11,327	30%		11,476
Concesionaria Tibitoc S.A.	33%		18,339	33%		20,165
Metrex S.A.	18%		2,054	18%		2,559
C.I. Acepalma S.A. (*)	11%		5,458	11%		5,625
Gases del Caribe S.A. E.S.P.	31%		269,185	31%		269,739
Gas Natural de Lima y Callao S.A. -Calidda S.A.	40%		410,984	40%		363,139
Energía Eficiente S.A.	39%		8,252	39%		6,927
Concentra Inteligencia en Energía S.A.S.	24%		601	24%		603

		Ps.	975,032		Ps.	925,823

Disclosure of interests in joint arrangements [text block]

	December 31, 2018			December 31, 2017
	Ownership	Book		Ownership		Book
	interest	value		interest		value
Joint ventures
Cfc Sk Eldorado Latam Advisory Company S.A.S. (1)	50%	Ps.	398	50%	Ps.	345
Cfc Sk El Dorado Latam Management Company Ltd (1)	50%		6,764	50%		4,568
Cfc Sk El Dorado Latam Capital Partner Ltd (1)	50%		549	50%		495
Concesionaria Ruta Del Sol S.A.S. (2) (**)	33%		—	33%		111,783
		Ps.	7,711		Ps.	117,191

(*)   Grupo Aval has significant influence over C.I. Acepalma S.A. due to its participation in the Board of Directors.

(**) On December 31, 2018 the investment in Concesionaria Ruta del Sol S.A.S. has been provisioned at 100% by Ps.111,783.

Disclosure of detailed information about movement of investments in associates and joint ventures accounts [Text Block]

A roll-forward of investments in associates and joint ventures accounts is shown below for the years ended at December 31, 2018, 2017 and 2016:

Associates

	December 31,		December 31,		December 31,
	2018		2017		2016
Balance at the beginning of the year	Ps.	925,823	Ps.	865,410	Ps.	645,377
Change in accounting policy see note 2.5 B (IFRS 9)		(3,691)		—		—
Acquisitions		—		—		16
Gain in non-monetary transactions (*)		—		—		195,514
Participation in the profit or loss of the period		195,991		170,349		147,867
Participation in Other Comprehensive Income		22,400		1,135		(17,949)
Dividends received		(171,899)		(107,812)		(96,375)
Capitalization reductions		—		—		(4,746)
Allowance for Impairment		—		—		(4,027)
Reclassifications		—		—		—
Exchange difference		6,408		(3,259)		(267)
Year-end balance	Ps.	975,032	Ps.	925,823	Ps.	865,410

(*)    Since November 30, 2016, Grupo Aval has significant influence on Credibanco. On August 26, 2016 Credibanco’s General Shareholders Meeting agreed to transform the society from a non-profit organization to a Limited Liability Company, which is now accounted for as an associate.

Joint ventures

	December 31,			December 31,	December 31,
	2018			2017	2016
Balance at the beginning of the year	Ps.	117,191	Ps.	281,237	Ps.	282,222
Participation in the period profit or loss		1,724		1,615		(7,102)
Participation in Other Comprehensive Income		—		(7)		(2,112)
Dividends received		—		—		—
Capitalization		—		87		17,282
Allowance for impairment (*)		(111,783)		(140,691)		(5,892)
Transfers / reclassification		—		(12,405)		(3,569)
Exchange difference		579		—		408
Balance acquired in business combination		—		(12,645)		—
Year-end balance	Ps.	7,711	Ps.	117,191	Ps.	281,237

(*)   Impairment of the investment in the Concesionaria Ruta del Sol S.A.S. joint businesses (CRDS).

Disclosure of associates [text block]

The condensed financial information of the associates and joint ventures is as follows:

Associates

December 31, 2018

	Assets		Liabilities		Equity		Income		Expenses		Net income
A.C.H. Colombia S.A.	Ps.	78,878	Ps.	37,437	Ps.	41,441	Ps.	83,612	Ps.	64,067	Ps.	19,545
Redeban Multicolor S.A.		213,133		111,626		101,507		214,360		201,980		12,380
Credibanco		263,521		93,951		169,570		240,489		219,166		21,323
Aerocali S.A.		104,506		66,191		38,315		214,805		205,171		9,634
Colombiana de Extrusión S.A. Extrucol		86,398		48,642		37,756		113,749		108,781		4,968
Concesionaria Tibitoc S.A.		57,420		2,403		55,017		20,468		15,964		4,504
Metrex S.A.		31,482		19,938		11,544		43,468		41,254		2,214
C.I. Acepalma		281,161		232,843		48,318		723,908		717,637		6,271
Gases del Caribe S.A.		2,585,669		1,608,107		977,562		1,938,431		1,646,970		291,461
Cálidda S.A.		2,943,477		1,916,017		1,027,460		2,007,368		1,804,907		202,461
Concentra Inteligencia en Energía S.A.S.		2,560		435		2,125		1,234		1,292		(58)
Energía Eficiente S.A.		57,226		36,188		21,038		112,914		109,488		3,426
	Ps.	6,705,431	Ps.	4,173,778	Ps.	2,531,653	Ps.	5,714,806	Ps.	5,136,667	Ps.	578,129

December 31, 2017

	Assets		Liabilities		Equity		Income		Expenses		Net income
A.C.H. Colombia S.A.	Ps.	56,670	Ps.	20,119	Ps.	36,551	Ps.	69,120	Ps.	54,746	Ps.	14,374
Redeban Multicolor S.A.		177,667		81,001		96,666		160,470		149,902		10,568
Credibanco		253,991		84,294		169,697		207,592		180,422		27,170
Aerocali S.A.		133,977		99,008		34,969		117,169		100,900		16,269
Colombiana de Extrusión S.A. Extrucol		68,059		29,807		38,252		65,870		62,201		3,669
Concesionaria Tibitoc S.A.		79,566		19,069		60,497		47,125		34,003		13,122
Metrex S.A.		38,933		24,726		14,207		47,763		43,003		4,760
C.I. Acepalma		290,406		240,547		49,859		798,782		789,925		8,857
Gases del Caribe S.A.		2,363,464		1,481,320		882,144		1,577,041		1,343,286		233,755
Cálidda S.A.		2,441,398		1,536,738		904,660		1,575,804		1,402,709		173,095
Concentra Inteligencia en Energía S.A.S.		2,331		231		2,100		1,634		1,491		143
Energía Eficiente S.A.		40,853		23,142		17,711		92,170		89,709		2,461
	Ps.	5,947,315	Ps.	3,640,002	Ps.	2,307,313	Ps.	4,760,540	Ps.	4,252,297	Ps.	508,243

Disclosure of joint ventures [text block]

December 31, 2018

	Assets		Liabilities		Equity		Income		Expenses		Net income
CFC SK Eldorado Latam Advisory Company S.A.S.	Ps.	1,077	Ps.	281	Ps.	796	Ps.	1,939	Ps.	1,762	Ps.	177
Cfc Sk Eldorado Latam Management Company Ltd.		13,573		45		13,528		3,697		410		3,287
Cfc Sk Eldorado Latam Capital Partners, Ltd.		1,125		26		1,099		150		126		24
	Ps.	15,775	Ps.	352	Ps.	15,423	Ps.	5,786	Ps.	2,298	Ps	3,488

December 31, 2017

	Assets		Liabilities		Equity		Income		Expenses		Net income
CFC SK Eldorado Latam Advisory Company S.A.S.	Ps.	893	Ps.	204	Ps.	689	Ps.	2,037	Ps.	1,877	Ps.	159
Cfc Sk Eldorado Latam Management Company Ltd.		9,169		34		9,135		3,584		374		3,210
Cfc Sk Eldorado Latam Capital Partners, Ltd.		1,007		16		991		—		131		(131)
Concesionaria Vial del Pacífico (*)		424,888		424,379		509		113,113		115,567		(2,454)
Concesionaria Nueva Vía al Mar (*)		188,731		166,955		21,776		26,215		23,049		3,166
	Ps.	624,688	Ps.	591,588	Ps.	33,100	Ps.	144,949	Ps.	140,998	Ps	3,950

(*)     As of December 2017, the investment stopped being a Joint Venture and became a controlled investment. (See note 15, this acquisition is considered non-significant).